Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total income	£ 13,277	£ 13,522
United Kingdom
Disclosure of operating segments [line items]
Total income	6,829	7,312
Europe
Disclosure of operating segments [line items]
Total income	1,180	1,265
Americas
Disclosure of operating segments [line items]
Total income	4,574	4,187
Africa and Middle East
Disclosure of operating segments [line items]
Total income	39	42
Asia
Disclosure of operating segments [line items]
Total income	£ 655	£ 716